Note 4 - Debt (Details Textual) $ in Thousands			10 Months Ended	12 Months Ended
	Apr. 29, 2022 USD ($)	Mar. 11, 2022 USD ($)	Mar. 11, 2022 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Jul. 06, 2022 USD ($)	May 19, 2021 USD ($)	Apr. 12, 2021 USD ($)	Mar. 08, 2021 USD ($)
Gain (Loss) on Extinguishment of Debt				$ (0)	$ 1,707
Line of Credit Facility, Maximum Borrowing Capacity, Maximum Conditional Increase	$ 25,000
BMO Harris Bank, N.A. [Member]
Notes Payable, Total						$ 50,000
Revolving Credit Facility [Member] | JPMorgan Chase Bank N.A. [Member]
Line of Credit Facility, Maximum Borrowing Capacity								$ 20,000	$ 10,000
ABL Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity				94,200
Debt Issuance Costs, Gross	200					$ 200
ABL Facility [Member] | JPMorgan Chase Bank N.A. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 150,000	$ 75,000	$ 75,000				$ 40,000
Debt Instrument, Covenant, Borrowing Limit as Percent of Accounts Receivable	90.00%	85.00%	85.00%
Debt Instrument, Covenant, Availability Remaining Before Testing, Percentage	15.00%
Debt Instrument, Covenant, Availability Remaining Before Testing, Value	$ 22,500
Debt Instrument, Covenant, Fixed Charge Coverage Ratio			1.10
Line of Credit Facility, Maximum Borrowing Capacity, Conditional Increase, Minimum Increments		$ 5,000	$ 5,000
Long-Term Line of Credit				$ 33,100
Line of Credit Facility, Interest Rate at Period End				7.00%
ABL Facility [Member] | JPMorgan Chase Bank N.A. [Member] | Prime Rate [Member]
Debt Instrument, Basis Spread on Variable Rate	1.00%
ABL Facility [Member] | JPMorgan Chase Bank N.A. [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt Instrument, Basis Spread on Variable Rate		1.80%
Paycheck Protection Program CARES Act [Member]
Gain (Loss) on Extinguishment of Debt					1,700
Paycheck Protection Program CARES Act [Member] | Nonoperating Income (Expense) [Member]
Gain (Loss) on Extinguishment of Debt					$ 1,700